Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Taxes [Abstract]
Summary of Income Tax Expense
A summary of income tax expense included in the Consolidated Statements of Income follows:

(dollars in thousands)	For the year ended December 31,
	2019	2018	2017
Current tax expense:
Federal	$15,171	13,897	26,510
State	2,359	1,756	2,221
Total current tax expense	17,530	15,653	28,731
Enactment of Federal Tax Reform	-	-	5,054
Deferred tax expense (benefit)	1,139	2,556	(183)
Total income tax expense	$18,669	18,209	33,602

Tax Effects of Temporary Differences
The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2019 and 2018, are as follows:

	December 31,
(dollars in thousands)	2019	2018
	Deductible temporary differences	Deductible temporary differences

Benefits and deferred remuneration	$(5,156)	$(5,204)
Difference in reporting the allowance for loan losses, net	11,385	12,082
Other income or expense not yet reported for tax purposes	(314)	(210)
Depreciable assets	(2,347)	(1,961)
Net deferred tax asset at end of year	3,568	4,707
Net deferred tax asset at beginning of year	4,707	7,263
Deferred tax expense	$1,139	$2,556

Effective Income Tax Rate
The effective tax rates differ from the statutory federal income tax rate.  The reasons for these differences are as follows:

	For the years ended December 31,
	2019	2018	2017
Statutory federal income tax rate	21.0%	21.0	35.0
Increase/(decrease) in taxes resulting from:
Tax exempt income	-	(0.1)	(0.1)
State income tax, net of federal tax benefit	2.6	2.4	1.6
Enactment of Federal Tax Reform	-	-	6.6
Other items	0.8	(0.4)	0.7
Effective income tax rate	24.4%	22.9	43.8